Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	369 Months Ended
	Apr. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
TIFF Multi-Asset Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return before Taxes
Average Annual Return, Percent		21.44%	9.16%	9.19%	8.14%
Performance Inception Date	Mar. 31, 1995
TIFF Multi-Asset Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return after Taxes on Distributions
Average Annual Return, Percent		15.11%	5.79%	6.60%	6.12%
TIFF Multi-Asset Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return after Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		13.88%	6.05%	6.39%	5.98%
65/35 Mix (65% MSCI All Country World Index, 35% Bloomberg US Aggregate Bond Index) (does not reflect fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	65/35 Mix (65% MSCI All Country World Index, 35% Bloomberg US Aggregate Bond Index) (does not reflect fees, expenses, or taxes)
Average Annual Return, Percent		16.97%	7.14%	8.44%	7.16%
Consumer Price Index (“CPI”) +5% per annum (does not reflect fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Consumer Price Index (“CPI”) +5% per annum (does not reflect fees, expenses, or taxes)
Average Annual Return, Percent		7.80%	9.66%	8.34%	7.61%
MSCI All Country World Index (does not reflect fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI All Country World Index (does not reflect fees, expenses, or taxes)
Average Annual Return, Percent		22.34%	11.19%	11.71%	8.13%
Bloomberg US Aggregate Bond Index (does not reflect fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US Aggregate Bond Index (does not reflect fees, expenses, or taxes)
Average Annual Return, Percent		7.30%	(0.36%)	2.01%	4.51%